OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Schedule of Other Current Assets

at December 31	2016	2015
(millions of Canadian $)

Fair value of derivative contracts (Note 24)	376	442
Cash provided as collateral	313	590
Prepaid expenses	131	132
Regulatory assets (Note 10)	33	85
Other[1]	55	89
	908	1,338